Other Financial Assets and Liabilities - Summary of Available-For-Sale Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Financial assets available-for-sale	₩ 380,953	₩ 404,774	₩ 360,037
Less: non-current	(379,488)	(384,798)
Current	1,465	19,976
Marketable equity securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets available-for-sale	6,859	5,387
Non-marketable equity securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets available-for-sale	364,195	372,703
Debt securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets available-for-sale	₩ 9,899	₩ 26,684